SHAREHOLDERS' EQUITY (Employee stock option/stock issuance plan) (Details)	6 Months Ended	12 Months Ended
	Jun. 19, 2014	Feb. 28, 2015
Previous plan
Maximum number of shares issuable as a percentage of shares issued and outstanding	10.00%
Previous plan | Share-based Compensation Award, Tranche One [Member]
Vesting percentage	25.00%
Vesting period	1 year
Previous plan | Share-based Compensation Award, Tranche Two [Member]
Vesting percentage, percentage of the remaining vesting percentage	2.78%
Vesting percentage, remaining percentage	75.00%
Previous plan | Minimum [Member]
Expiration period	3 years
Previous plan | Maximum [Member]
Expiration period	6 years
Plan
Common stock reserved for issuance under plan		7,529,082
Maximum number of shares issuable as a percentage of shares issued and outstanding		10.00%